Document and Entity Information	Apr. 05, 2021
Cover [Abstract]
Entity Registrant Name	MARVELL TECHNOLOGY GROUP LTD
Entity Address, Address Line One	31 Hamilton
Entity Address, Address Line Three	10 HM
Amendment Flag	false
Entity Central Index Key	0001058057
Document Type	8-K
Document Period End Date	Apr. 05, 2021
Entity Incorporation State Country Code	D0
Entity File Number	0-30877
Entity Tax Identification Number	77-0481679
Entity Address, Address Line Two	HM
Entity Address, City or Town	10
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	294-8000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false